Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NotE 11:- Intangible Assets, Net

a.	Intangible assets, net, are comprised of the following as of the below dates:

	Customer relationship	Capitalized Software costs	Acquired technology	Other	Total
Cost:

Balance at January 1, 2023	$309,979	$283,038	$100,337	$12,270	$705,624
Entrance to consolidation	20,902	-	-	1,706	22,608
Purchases	-	14,550	962	-	15,512
Disposals	-	(21)	-	-	(21)
Exchange rate differences from translation of foreign operations	(3,779)	(4,699)	(324)	(361)	(9,163)

Balance at December 31, 2023	$327,102	$292,868	$100,975	$13,615	$734,560

Accumulated depreciation:

Balance at January 1, 2023	$169,567	$237,253	$71,843	$4,235	$482,898
Depreciation	27,747	11,634	10,227	1,657	51,265
Disposals	-	(21)	-	-	(21)
Exchange rate differences from translation of foreign operations	(2,400)	(3,892)	(123)	(95)	(6,510)

Balance at December 31,2023	$194,914	$244,974	$81,947	$5,797	$527,632

Depreciated cost at December 31, 2023	$132,188	$47,894	$19,028	$7,818	$206,928

	Customer relationship	Capitalized Software costs	Acquired technology	Other	Total
Cost:

Balance at January 1, 2022	$307,256	$289,506	$97,395	$12,906	$707,063
Entrance to consolidation	26,643	-	6,152	843	33,638
Purchases	-	14,732	1,181	-	15,913
Disposals	-	(415)	(1,204)	-	(1,619)
Exchange rate differences from translation of foreign operations	(23,920)	(20,785)	(3,187)	(1,479)	(49,371)

Balance at December 31, 2022	$309,979	$283,038	$100,337	$12,270	$705,624

Accumulated depreciation:

Balance at January 1, 2022	$154,112	$243,264	$64,381	$3,370	$465,127
Depreciation	26,668	11,562	9,986	1,285	49,501
Disposals	-	(416)	(1,205)	-	(1,621)
Exchange rate differences from translation of foreign operations	(11,213)	(17,157)	(1,319)	(420)	(30,109)

Balance at December 31,2022	$169,567	$237,253	$71,843	$4,235	$482,898

Depreciated cost at December 31, 2022	$140,412	$45,785	$28,494	$8,035	$222,726

b.	Amortization expenses totaled $51,265, $49,501, and $58,611 for the years ended December 31, 2023, 2022 and 2021, respectively.